UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2011

Check here if Amendment [    ]; Amendment Number:  __
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Berkowitz Capital & Co., LLC
Address:     909 Third Avenue
             New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

        Signature                       Place                   Date of Signing
 /S/ JEFFREY L. BERKOWITZ               NEW YORK, NY           NOVEMBER 14, 2011
 ------------------------               ------------            ---------------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          51

Form 13F Information Table Value Total:        $7,071
                                             (thousands)



List of Other Included Managers:

None

    BERKOWITZ CAPITAL PARTNERS, L.P. FORM 13F INFORMATION TABLE (9/30/2011)

                                                                   SHRS OR
                             TITLE OF                     VALUE      PRN   SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP       (X1000)   AMOUNT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------

ACME PACKET INC              COM              004764106    128     3,000   SH             SOLE          3,000
-----------------------------------------------------------------------

ACME PACKET INC              COM              004764106    139    55,000         CALL                                      55,000
-----------------------------------------------------------------------

ACME PACKET INC              COM              004764106     63    60,000         CALL                                      60,000
-----------------------------------------------------------------------

APPLE INC                    COM              037833100    122     9,000         CALL                                       9,000
-----------------------------------------------------------------------

BAIDU INC                    SPON ADR REP A   056752108    165    15,000         CALL                                      15,000
-----------------------------------------------------------------------

BAIDU INC                    SPON ADR REP A   056752108    128    20,000         CALL                                      20,000
-----------------------------------------------------------------------

CITRIX SYS INC               COM              177376100    110    25,000         CALL                                      25,000
-----------------------------------------------------------------------

COACH INC                    COM              189754104    129    30,000         CALL                                      30,000
-----------------------------------------------------------------------

COMMVAULT SYSTEMS INC        COM              204166102     99    25,000         CALL                                      25,000
-----------------------------------------------------------------------

DEUTSCHE BANK AG             NAMEN AKT       D18190898      67    10,000         PUT                                       10,000
-----------------------------------------------------------------------

EMERSON ELEC CO              COM              291011104    125    25,000         PUT                                       25,000
-----------------------------------------------------------------------

FORTINET INC                 COM             34959E909     207    60,000         CALL                                      60,000
-----------------------------------------------------------------------

FORTINET INC                 COM             34959E909      57   120,000         CALL                                     120,000
-----------------------------------------------------------------------

INFORMATICA CORP             COM             45666Q102      86    45,000         CALL                                      45,000
-----------------------------------------------------------------------

INFORMATICA CORP             COM             45666Q102       8    15,000         CALL                                      15,000
-----------------------------------------------------------------------

INFORMATICA CORP             COM             45666Q102     287     7,000   SH             SOLE          7,000
-----------------------------------------------------------------------

INTERDIGITAL INC             COM             45867G101      94    18,000         CALL                                      18,000
-----------------------------------------------------------------------

INTERDIGITAL INC             COM             45867G101      41    30,000         CALL                                      30,000
-----------------------------------------------------------------------

ISHARES TR                   MSCI EAFE INDEX  464287465     47    20,000         PUT                                       20,000
-----------------------------------------------------------------------

ISHARES TR                   MSCI EAFE INDEX  464287465    218    65,000         PUT                                       65,000
-----------------------------------------------------------------------

ISHARES TR                   MSCI EMERG MKT   464287234    326   120,000         PUT                                      120,000
-----------------------------------------------------------------------

ISHARES TR                   RUSSELL 2000     464287655    104    25,000         PUT                                       25,000
-----------------------------------------------------------------------

LAS VEGAS SANDS CORP         COM              517834107     50    25,000         CALL                                      25,000
-----------------------------------------------------------------------

MOHAWK INDS INC              COM              608190104    292    40,000         PUT                                       40,000
-----------------------------------------------------------------------

NETAPP INC                   COM             64110D104      17    15,000         CALL                                      15,000
-----------------------------------------------------------------------

NETFLIX INC                  COM             64110L106     117    18,000         CALL                                      18,000
-----------------------------------------------------------------------

RED HAT INC                  COM              756577102     23    20,000         CALL                                      20,000
-----------------------------------------------------------------------

RIVERBED TECHNOLOGY INC      COM              768573107     11    30,000         CALL                                      30,000
-----------------------------------------------------------------------

SALESFORCE.COM COM INC       COM             79466L302      58    22,000         CALL                                      22,000
-----------------------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103      48    25,000         PUT                                       25,000
-----------------------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103     192    60,000         PUT                                       60,000
-----------------------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103     319    65,000         PUT                                       65,000
-----------------------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103     236    40,000         PUT                                       40,000
-----------------------------------------------------------------------

SUCCESSFACTORS  INC          COM              864596101    135    65,000         CALL                                      65,000
-----------------------------------------------------------------------

SUCCESSFACTORS  INC          COM              864596101    101   135,000         CALL                                     135,000
-----------------------------------------------------------------------

SUCCESSFACTORS  INC          COM              864596101     25    50,000         CALL                                      50,000
-----------------------------------------------------------------------

SUCCESSFACTORS INC           COM              864596101    345    15,000   SH             SOLE         15,000
-----------------------------------------------------------------------

TERADATA CORP DEL            COM             88076W103     803    15,000   SH             SOLE         15,000
-----------------------------------------------------------------------

TERADATA CORP DEL            COM             88076W103     133    65,000         CALL                                      65,000
-----------------------------------------------------------------------

TERADATA CORP DEL            COM             88076W103      21    37,500         CALL                                      37,500
-----------------------------------------------------------------------

TIBCO SOFTWARE INC           COM             88632Q103      62    20,000         CALL                                      20,000
-----------------------------------------------------------------------

TYCO INTERNATIONAL LTD       SHS             H89128104       4    20,000         CALL                                      20,000
-----------------------------------------------------------------------

TYCO INTERNATIONAL LTD       SHS             H89128104     611    15,000   SH             SOLE         15,000
-----------------------------------------------------------------------

WALTER ENERGY INC            COM             93317Q105      11    15,000         CALL                                      15,000
-----------------------------------------------------------------------

WYNN RESORTS LTD             COM              983134107     76     5,000         CALL                                       5,000
-----------------------------------------------------------------------

WYNN RESORTS LTD             COM              983134108     47     8,000         CALL                                       8,000
-----------------------------------------------------------------------

WYNN RESORTS LTD             COM              983134109    338    50,000         CALL                                      50,000
-----------------------------------------------------------------------

WYNN RESORTS LTD             COM              983134110     27    13,000         CALL                                      13,000
-----------------------------------------------------------------------

WYNN RESORTS LTD             COM              983134111     73    15,000         CALL                                      15,000
-----------------------------------------------------------------------

WYNN RESORTS LTD             COM              983134112     23    10,000         CALL                                      10,000
-----------------------------------------------------------------------

YAHOO INC                    COM              984332106    126   350,000         CALL                                     350,000
-----------------------------------------------------------------------

                                                         7,071